Non-Controlling Interests - Summary of Non-Controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023		Apr. 30, 2022		Apr. 30, 2021
Disclosure Of Noncontrolling Interest [Line Items]
Beginning Balance	$ 395,445	[1]	$ 372,617		$ 164,405
Loss for the year attributable to non-controlling interests	(1,597)		(1,653)	[1]	(803)	[1]
Exchange differences arising on translation	(1,177)		(4,251)		(467)
Non-controlling interests arising on the acquisition of subsidiaries					12,727
Issue of shares (note 26)			101
Surplus on revaluation of hotel properties	1,145		0	[1]	0	[1]
Share of other comprehensive expense of joint ventures	(84)
Share-based compensation (note 31)	244		1,138		120
Ending Balance	521,102		395,445	[1]	372,617
Non-controlling interests [member]
Disclosure Of Noncontrolling Interest [Line Items]
Beginning Balance	2,514		3,248		0
Loss for the year attributable to non-controlling interests	(1,597)		(1,653)		(803)
Exchange differences arising on translation	(475)		(52)		49
Non-controlling interests arising on the acquisition of subsidiaries	62,130				4,002
Issue of shares (note 26)			57
Surplus on revaluation of hotel properties	586
Share of other comprehensive expense of joint ventures	(3)
Share-based compensation (note 31)			914
Ending Balance	$ 63,155		$ 2,514		$ 3,248

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.